UNITED STATES
SECURITIES AND
EXCHANGE COMMISSION
WASHINGTON, D.C 20549
FORM 13F FORM 13F
COVER PAGE Report for
Quarter Ended: September 30,
2002 Name: Welch Capital
Partners, LLC Address: 101 East
52nd Street 31st Floor New
York, NY 10022 13F File
Number: 28-6428 The
institutional investment manager
filing this report and the person by
whom it is signed hereby
represent that the person signing
the report is authorized to submit
it, that all information contained
herein is true, correct and
complete, and that it is
understood that all required items,
statements, schedules, lists, and
tables, are considered integral
parts of this form. Person signing
this report on behalf of Reporting
Manager: Name: Christopher
Welch Title: Manager Phone:
212-754-6077 Signature, Place,
and Date of Signing: Christopher
Welch New York, NY
November 20, 2002 Report
Type: [X] 13F Holdings Report. [
] 13F Notice. [ ] 13F
Combination Report. FORM
13F SUMMARY PAGE Report
Summary: Number of Other
Included Managers: 0 Form 13F
Information Table Entry Total:
129 Form 13F Information Table
Value Total: $446,431 Form 13F
Information Table Cusip Name of
Issuer Title of Value Shares
INVSTMTOther Voting (x1000)
DSCRETNManagerAuthority
Sole Sole
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
Form 13F Information Table Cusip Name of Issuer Title of Value Shares INVSTMTOther
Voting (x1000) DSCRETNManagerAuthority Sole Sole 002824100 Abbott Labs Common x
x 00339B107 Abgenix Common 2, 311, x x 00724X102 Adolor Corporation Common 7,
563, x x 007768104 Aeroflex Inc. Common 2, 472, x x 00846X105 Agile Software Common
1, 186, x x 009367103 Airgate PCS Common 400, x x 018606202 Alliance Imaging inc
Common 4, 358, x x 026874107 American Intl Group Common 1, 18 x x 031162100 Amgen
Common 4, 118, x x 03674B104 Anthem Inc. Common 4, 75 x x 037032109 Antigenics Inc
Common 4, 540, x x 055622104 BP Amoco PLC - Spons ACommon x x 05858H104
Ballard Power systems Common 2, 250, x x 073325102 Bea Systems Inc. Common 2, 403, x
x 079860102 BellSouth Corp Common 1, 56 x x 08160H101 Benchmark Electronics
Common 34 x x 099849101 Borland Software CorpoCommon 2, 316, x x 100582105
Boston Communications Common 53 x x 99199u346 Cambridge Antibody Common 15 x x
157085101 Cerus Corp Common 6, 399, x x 166764100 Chevron Texaco Corp Common 2,
40 x x 172967101 Citigroup Common 6, 218, x x 191216100 Coca Cola Common x x
205363104 Computer Sciences Common 14 x x 20825C104 ConocoPhillips Common 1, 21
x x 221005101 Corvas International Common 111, x x 225447101 Cree Inc. Common 75 x x
22748P105 Cross Country Common 4, 311, x x 228255105 Crown Cork & Seal Co
Common 4, 886, x x 232946103 Cytyc Corp Common 3, 323, x x 237015102 DAOU
Systems Inc. Common 690, x x 247025109 Dell Common x x 26150J101 Draxis Health
IncorporCommon 2, 1,553,3 x x 263534109 DuPont Common 10 x x 268648102 EMC
Corp. Common 1, 334, x x 27874N105 Echelon Corp Common 73 x x 285512109 Electronic
Arts Common 10 x x 286045109 Electronics Boutique HCommon 3, 138, x x 30231G102
Exxon Mobil Common 20 x x 303726103 Fairchild Semicon IntlCommon 3, 351, x x
313586109 Federal National MortgCommon 1, 28 x x 339030108 Fleet Boston
FinancialCommon 35 x x 369604103 General Electric Common 2, 103, x x 37245M207
Genta Common 5, 891, x x 375766102 Gillette Common x x 404119109 HCA - The
Healthcare CCommon 23,9 502, x x 42219M100 Health Mgmt Systems InCommon 4,
1,310,8 x x 421924101 Healthsouth Corp Common 7, 1,834,8 x x 437076102 Home Depot
Common 1, 59 x x 444903108 Human Genome Common 1, 138, x x 44973Q103 I-Many
Inc. Common 478, x x 459200101 IBM Common x x 454072109 Indevus
PharmaceuticalCommon 2, 1,470,8 x x 458140100 Intel Common 40 x x 45885B100
Intermune PharmaceuticCommon 3, 107, x x 459506101 International Flavors Common 9,
303, x x 461202103 Intuit Inc. Common 15 x x 465823102 Ivax Corp. Common 4, 389, x x
478160104 Johnson & Johnson Common x x 494368103 Kimberly Clark Common 1, 34 x x
495582108 King Pharmaceuticals. Common 4, 251, x x 503459109 La Jolla
PharmaceuticaCommon 206, x x 50540r409 Laboratory Corp. of AmCommon 3, 117, x x
521863100 Leap Wireless Intl Common 492, x x 52729N100 Level 3
CommunicationsCommon 1, 445, x x 532791100 Lincare Holdings Common 18,3 591, x x
580031201 MCDATA Corporation- A Common 144, x x 584688105 Medicines Company
Common 3, 292, x x 584699102 Medimmune Inc. Common 1, 70 x x 589331107 Merck
Common x x 595137100 Microsemi Corp Common 150, x x 594918104 Microsoft, Inc.
Common 4, 105, x x 61166W101 Monsanto Co. Common 1, 76 x x 628530107 Mylan
Common 10,0 306, x x 65332V103 Nextel Communications Common 4, 644, x x 65333F107
Nextel Partners Inc. CCommon 2, 500, x x 654445303 Nintendo Co Ltd-ADR Common 12,7
872, x x 67066G104 Nvidia Corp Common 38 x x 674599105 Occidental Petroleum
CCommon 2, 83 x x 67611V101 Odyssey Healthcare IncCommon 6, 223, x x 68389X105
Oracle Corporation Common 11 x x 68750P103 Orthodontic Centers ofCommon 3, 316, x x
697933109 Panamsat Corp Common 1, 100, x x 701081101 Parker Drilling Co. Common
218, x x 704508100 Paypal Inc Common 1, 79 x x 709754105 Penwest
PharmaceuticalCommon 5, 689, x x 717081103 Pfizer Common 3, 127, x x 71713U102
Pharmacia Corporation Common 17,5 451, x x 731738100 Polymedica Corp Common 1, 52
x x 739421105 Praecis Common 7, 2,455,8 x x M41450103 Precise Software SolutCommon
1, 156, x x 742718109 Proctor & Gamble Common 2, 27 x x 74730W101 Quadramed
Common 2, 1,127,4 x x 74834L100 Quest Diagnostics Common 3, 56 x x 74834T103 Quest
Software Inc Common 1, 149, x x 7053397 Recordati (Italian OrdCommon 19,4 942, x x
75886n100 Regeneration technologCommon 1, 190, x x 5962332 STMicroelectronics NV
Common 61 x x 78645R107 Safenet Inc Common 4, 275, x x 806605101 Schering-Plough
Common 16 x x 808905103 Scios Inc. Common 2, 116, x x 81211K100 Sealed Air Corp
Common 8, 502, x x 82966U103 Sirius Satellite RadioCommon 528, x x 835692104 Sonus
Pharmaceutical RCommon 253, x x 835692104 Sonus Pharmaceuticals Common 334, x x
874054109 Take-Two Interactive SCommon 3, 137, x x 872375100 Teco Energy Common
26 x x 87959M109 Telik Inc Common 7, 580, x x 885175307 Thoratec Corp Common 3,
392, x x 893735100 Transkaryotic TheraputCommon 4, 131, x x 896263100 Trimeris Inc.
Common 9, 216, x x 89677M106 Triton PCS Holdings InCommon 1, 735, x x 899165104
Tularik Inc. Common 1, 265, x x 90338R104 US Unwired Inc Common 962, x x 913016309
United Surgical PartneCommon 4, 185, x x 913017109 United Technologies Common x x
91307C102 United Therapeutics Common 2, 158, x x 913903100 Universal Health
ServiCommon 23,6 463, x x 923436109 Veritas Software Corp.Common 1, 82 x x
92343V104 Verizon CommunicationsCommon 4, 171, x x 928298108 Vishay
IntertechnologyCommon 1, 174, x x 931142103 Wal Mart Common x x 942683103 Watson
PharmaceuticalsCommon 3, 124, x x 969457100 Williams Cos Inc. Common x x 97653A103
Wireless Facilities InCommon 1, 278, x x 983024100 Wyeth Common 8, 280, x x 983759101
XM Satellite Radio HolCommon 110, x x 98974P100 Zixit Corporation Common 10 x x
284129ac7 ELAN Corporate ConvertBond 22,6 73 x x
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